Investments - current	12 Months Ended
Mar. 31, 2023
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Investments - current
7.	Investments - current

	As at March 31,
	2023		2023		2022

	(In millions)
(a) Investments - measured at Fair value through profit and loss
Mutual funds	US$	496.2	Rs.	40,764.8	Rs.	57,526.2
Convertible debentures		—		—		515.0

Total	US$	496.2	Rs.	40,764.8	Rs.	58,041.2

(b) Investments - measured at amortized cost
Quoted:
Investment in Government Securities	US$	16.4	Rs.	1,344.4	Rs.	6,856.2
Unquoted:
Mutual funds		1,780.1		146,273.8		162,194.8

Total	US$	1,796.5	Rs.	147,618.2	Rs.	169,051.0

Total (a+b)	US$	2,292.7	Rs.	188,383.0	Rs.	227,092.2